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ING LOGO
AMERICAS
US LEGAL SERVICES


J. NEIL MCMURDIE
COUNSEL
(860) 580-2824
FAX: (860) 580-4844
neil.mcmurdie@us.ing.com


May 5, 2009


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re: ING Life Insurance and Annuity Company and its Variable Life Account B
    Post-Effective Amendment No. 22 to the Registration Statement on From S-6 Prospectus Title: AetnaVest Plus
    SEC File Nos.:  033-76018 and 811-04536

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Life Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

- The form of Prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

- The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically on April 30, 2009.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,


/s/ J. Neil McMurdie
--------------------
J. Neil McMurdie







Windsor Site                            ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774